UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

Schedule of Investments at September 30, 2004 (Unaudited)

Shares	COMMON STOCKS: 96.19%	Market Value

	Advanced Industrial Equipment: 0.63%
76,200	O.I. Corp.*	$ 674,370
80,000	The Lamson & Sessions Co.*	728,000
		1,402,370

	Advanced Medical Devices: 0.59%
273,300	Equidyne Corp.*	122,985
15,074	Utah Medical Products, Inc.	271,332
75,000	Vascular Solutions, Inc.*	647,250
13,000	VISX, Inc.*	267,800
		1,309,367

	Aerospace & Defense: 3.39%
24,100	AAR Corp.*	300,045
40,000	BE Aerospace, Inc.*	364,000
40,000	Ducommun, Inc.*	894,000
50,000	Kaman Corp. - Class A	597,000
260,000	LMI Aerospace, Inc.*	435,500
22,000	Lockheed Martin Corp.	1,227,160
115,000	Orbit International Corp.*	748,765
12,300	Pemco Aviation Group, Inc.*	330,777
15,000	Raytheon Co.	569,700
110,700	SIFCO Industries, Inc.*	365,864
50,000	The Allied Defense Group, Inc.*	927,000
15,500	The Boeing Co.	800,110
		7,559,921

	Airlines: 0.97%
22,000	Air France ADR	350,020
80,000	Airtran Holdings, Inc.*	796,800
130,000	FLYi Inc.*	508,300
175,000	Midwest Express Holdings, Inc.*	516,250
		2,171,370

	Aluminum: 0.50%
33,000	Alcoa, Inc.	1,108,470

	Automobile Manufacturers: 1.23%
20,000	DaimlerChrysler AG #	828,400
70,000	Ford Motor Co.	983,500
22,000	General Motors Corp.	934,560
		2,746,460

	Automobile Parts & Equipment: 1.26%
35,000	ArvinMeritor, Inc.	656,250
23,000	Cooper Tire & Rubber Co.	463,910
80,000	Dura Automotive Systems, Inc.*	567,200
60,000	The Goodyear Tire & Rubber Co.*	644,400
60,000	Visteon Corp.	479,400
		2,811,160

	Banks: 2.11%
20,000	Bank of America Corp.	866,600
20,000	BankAtlantic Bancorp, Inc. - Class A	366,400
81,984	BFC Financial Corp. - Class A*	901,824
38,000	Capstead Mortgage Corp.	473,100
18,000	Citigroup, Inc.	794,160
13,200	JPMorgan Chase & Co.	524,436
22,000	MBNA Corp.	554,400
10,000	Sovereign Bancorp, Inc.	218,200
		4,699,120

	Biotechnology: 0.27%
50,000	King Pharmaceuticals, Inc.*	597,000

	Building Materials: 1.36%
20,000	Ameron International Corp.	658,000
100,000	Huttig Building Products, Inc.*	905,000
17,000	International Aluminum Corp.	489,600
40,000	JLG Industries, Inc.	672,000
440,000	Smith-Midland Corp.*	316,800
		3,041,400

	Business Services: 4.16%
40,000	Ambassadors International, Inc.	505,600
260,000	Analysts International Corp.*	1,138,800
150,000	Computer Horizons Corp.*	649,500
110,000	Edgewater Technology, Inc.*	544,500
151,100	HealthStream, Inc.*	317,310
100,000	InFocus Corp.*	916,000
82,200	Insweb Corp.*	247,422
4,207	Manpower, Inc.	187,169
30,000	MasTec, Inc.*	157,500
125,000	Onvia.com, Inc.*	652,500
49,630	Quotesmith.com, Inc.*	260,558
500,000	Technology Solutions Co.*	430,000
210,000	Traffix, Inc.	1,241,100
98,823	ValueClick, Inc.*	932,889
98,200	Vicon Industries, Inc.*	461,540
200,000	Zomax, Inc.*	642,000
		9,284,388

	Chemicals - Commodity: 0.83%
15,000	E.I. Du Pont de Nemours and Co.	642,000
60,000	Olin Corp.	1,200,000
		1,842,000

	Chemicals - Specialty: 1.43%
40,000	Crompton Corp.	379,600
25,000	IMC Global, Inc.	434,750
15,000	Octel Corp. ADR	318,600
20,000	OM Group, Inc.*	731,200
10,500	Spartech Corp.	263,550
125,000	Wellman, Inc.	1,060,000
		3,187,700

	Clothing/Fabrics: 2.40%
25,000	Delta Apparel, Inc.	595,000
22,500	Haggar Corp.	385,650
120,000	Hartmarx Corp.*	890,400
5,075	Kellwood Co.	184,984
10,000	Oxford Industries, Inc.	372,500
84,850	Quaker Fabric Corp.	551,525
40,000	Quiksilver, Inc.*	1,016,800
35,000	Russell Corp.	589,400
60,000	Tropical Sportswear International Corp.*	72,000
305,000	Unifi, Inc.*	695,400
		5,353,659

	Communications Technology: 4.90%
150,000	3Com Corp.*	633,000
45,000	Andrew Corp.*	550,800
76,000	APA Optics, Inc.*	122,360
150,000	Avanex Corp.*	306,000
40,000	Avici Systems, Inc.*	248,800
241,000	Blonder Tongue Laboratories, Inc.*	686,850
65,000	Celeritek, Inc.*	223,600
65,000	Communications Systems, Inc.	540,800
30,000	Comverse Technology, Inc.*	564,900
45,000	Corning, Inc.*	498,600
289,700	deltathree, Inc. - Class A*	576,503
70,000	Digi International, Inc.*	800,100
475,000	Forgent Networks, Inc.*	703,000
46,160	MarketWatch.com, Inc.*	576,538
85,000	Net2Phone, Inc.*	273,700
65,000	Network Equipment Technologies, Inc.*	429,650
46,346	Novell, Inc.*	292,443
28,000	Polycom, Inc.*	554,960
100,000	Stratos International, Inc.*	446,000
27,609	Symmetricom, Inc.*	261,181
125,000	Tellabs, Inc.*	1,148,750
210,000	TII Network Technologies, Inc.*	268,800
60,000	TriQuint Semiconductor, Inc.*	234,000
		10,941,335

	Computers/Hardware: 2.45%
35,000	Apple Computer, Inc.*	1,356,250
40,000	Computer Network Technology Corp.*	162,760
175,000	Gateway, Inc.*	866,250
30,000	Hewlett Packard Co.	562,500
130,000	Optimal Group, Inc. - Class A*#	1,193,400
25,000	SanDisk Corp.*	728,000
150,000	Sun Microsystems, Inc.*	606,000
		5,475,160

	Consumer Services: 0.49%
20,000	H & R Block, Inc.	988,400
4,000	SINA Corp.* #	101,960
		1,090,360

	Containers & Packaging: 0.70%
80,000	American Biltrite, Inc.*	980,800
51,250	Rock of Ages Corp.	389,500
89,000	Rotonics Manufacturing, Inc.	196,690
		1,566,990

	Cosmetics/Personal Care: 0.12%
10,000	Helen of Troy Ltd.* #	272,200

	Data Storage/Disk Drives: 1.63%
120,000	Adaptec, Inc.*	912,000
170,000	Innovex, Inc.*	691,900
75,000	Iomega Corp.*	348,750
75,000	Maxtor Corp.*	390,000
25,000	Storage Technology Corp.*	631,500
75,000	Western Digital Corp.*	659,250
		3,633,400

	Electrical Components & Equipment: 2.72%
114,900	Aetrium, Inc.*	589,437
31,000	American Power Conversion Corp.	539,090
25,000	AVX Corp.	296,250
25,000	C&D Technologies, Inc.	475,500
107,700	Fedders Corp.	440,493
55,000	Frequency Electronics, Inc.	706,750
16,500	InVision Technologies, Inc.*	742,335
50,000	Kemet Corp.*	404,500
25,000	Nam Tai Electronics, Inc. #	533,750
40,000	OSI Systems, Inc.*	644,000
7,600	RF Industries, Ltd.*	48,564
50,000	Vishay Intertechnology, Inc.*	645,000
		6,065,669

	Electric Manufacturing Services: 0.73%
40,000	Flextronics International LTD*#	530,000
50,000	Sanmina - SCI Corp.*	352,500
150,000	Solectron Corp.*	742,500
		1,625,000

	Financial Services, Diversified: 0.77%
10,000	Fannie Mae	634,000
70,000	Providian Financial Corp. *	1,087,800
		1,721,800

	Fixed Line Communications: 0.99%
150,000	ADC Telecommunications, Inc.*	271,500
90,000	Endwave Corp.*	1,164,600
30,000	SBC Communications, Inc.	778,500
		2,214,600

	Food Manufacturers: 0.78%
45,000	Archer-Daniels-Midland Co.	764,100
43,000	Sara Lee Corp.	982,980
		1,747,080

	Food Retailers: 0.21%
20,000	Albertson's, Inc.	478,600

	Footwear: 0.98%
15,000	Deckers Outdoor Corp.*	510,000
30,000	Saucony, Inc. - Class B	732,600
21,000	Steven Madden, Ltd.*	370,650
10,000	The Timberland Co. - Class A*	568,000
		2,181,250

	Forest Products: 0.51%
14,500	Georgia-Pacific Corp.	521,275
35,000	Pope & Talbot, Inc.	616,000
		1,137,275

	Healthcare Providers: 3.19%
12,500	Aetna, Inc.	1,249,125
95,000	American Shared Hospital Services	484,500
45,000	Curative Health Services, Inc.*	309,150
20,000	HCA, Inc.	763,000
50,000	Humana, Inc.*	999,000
23,365	LCA-Vision, Inc.	602,583
23,000	PacifiCare Health Systems, Inc.*	844,100
60,000	Res-Care, Inc.*	711,000
61,000	United American Healthcare Corp.*	313,540
11,442	UnitedHealth Group, Inc.	843,733
		7,119,731

	Heavy Construction: 0.29%
172,300	Williams Industries, Inc.*	654,740

	Heavy Machinery: 0.02%
9,700	Katy Industries, Inc.*	51,604

	Home Construction: 6.05%
12,000	Beazer Homes USA, Inc.	1,282,680
10,000	Cavco Industries, Inc.*	377,700
22,500	Centex, Corp.	1,135,350
35,000	D.R. Horton, Inc.	1,158,850
27,500	Hovanian Enterprises, Inc. - Class A*	1,102,750
14,000	KB Home	1,182,860
20,000	Lennar Corp. - Class A	952,000
35,000	Orleans Homebuilders, Inc.*	788,200
20,000	Pulte Homes, Inc.	1,227,400
65,000	Rexhall Industries, Inc.*	90,350
12,500	Ryland Group, Inc.	1,158,250
20,000	Standard Pacific Corp.	1,127,400
25,000	Toll Brothers, Inc.*	1,158,250
32,500	WCI Communities, Inc.*	757,250
		13,499,290

	Home Furnishings: 0.77%
80,000	Applica, Inc.*	323,200
32,700	Chromcraft Revington, Inc.*	418,560
6,000	Craftmade International, Inc.	118,440
45,000	The Dixie Group, Inc.*	506,250
6,000	Whirlpool Corp.	360,540
		1,726,990

	House-Durable: 0.63%
45,000	Department 56, Inc.*	733,500
71,200	Global-Tech Appliances, Inc.*#	662,160
		1,395,660

	House-Non-Durable: 0.10%
7,000	Central Garden & Pet Co.*	214,340

	Industrial Diversified: 0.60%
40,000	GenCorp, Inc.	542,000
35,000	McRae Industries, Inc. - Class A	385,000
44,900	P & F Industries, Inc. - Class A*	422,060
		1,349,060

	Industrial Services & Distributors: 0.72%
30,000	Avnet, Inc.*	513,600
75,000	Nu Horizons Electronics Corp.*	476,250
50,908	Spectrum Control, Inc.*	361,956
75,000	Trio-Tech International*	258,750
		1,610,556

	Insurance, Full Line: 0.28%
10,000	Hartford Financial Services Group, Inc.	619,300

	Insurance, Life: 0.50%
2,500	National Western Life Insurance Co. - Class A*	407,250
45,000	UnumProvident Corp.	706,050
		1,113,300

	Insurance, Property & Casualty: 1.88%
20,000	Merchants Group, Inc.	465,000
10,500	MGIC Investment Corp.	698,775
30,000	PXRE Group LTD.#	702,300
11,500	Radian Group, Inc.	531,645
25,000	RTW, Inc.*	177,500
20,000	The Allstate Corp.	959,800
20,000	The St. Paul Travelers Companies, Inc.	661,200
		4,196,220

	Marine Transportation/Shipping (Non-energy): 0.39%
57,500	Sea Containers Ltd. - Class A#	875,725

	Medical Supplies: 1.33%
15,000	Abbott Laboratories	635,400
25,000	Baxter International, Inc.	804,000
25,000	Cantel Medical Corp.*	600,000
36,000	McKesson Corp.	923,400
		2,962,800

	Merchant Energy Providers: 0.16%
125,000	Calpine Corp.*	362,500

	Oil, Drilling: 1.56%
35,000	GlobalSantaFe Corp.#	1,072,750
18,000	Nabors Industries, Ltd.* #	852,300
10,000	Rowan Companies, Inc.	264,000
36,000	Transocean, Inc.*#	1,288,080
		3,477,130

	Oil, Equipment & Services: 2.14%
70,000	Key Energy Services, Inc.*	773,500
40,000	Maverick Tube Corp.*	1,232,400
30,000	Oceaneering International, Inc.*	1,105,200
20,000	Offshore Logistics, Inc.*	688,400
30,000	Tidewater Inc.	976,500
		4,776,000

	Oil, Integrated Majors: 1.07%
17,500	Anadarko Petroleum Corp.	1,161,300
30,000	Marathon Oil Corp.	1,238,400
		2,399,700

	Oil, Refiners: 2.23%
55,000	Giant Industries, Inc.*	1,336,500
40,000	Holly Corp.	1,020,000
45,000	Tesoro Petroleum Corp.	1,328,850
16,000	Valero Energy Corp.	1,283,360
		4,968,710

	Oil, Secondary: 0.58%
10,000	Apache Corp.	501,100
40,000	Vintage Petroleum, Inc.	802,800
		1,303,900

	Oil, Transportation/Shipping: 1.63%
90,000	OMI Corp.#	1,441,800
15,000	Overseas Shipholding Group, Inc.	744,600
20,000	Teekay Shipping Corp. #	861,800
17,000	Tsakos Energy Navigation LTD.#	597,550
		3,645,750

	Other Non-Ferrous: 0.68%
20,000	Inco, Ltd.*#	781,000
8,000	Phelps Dodge Corp.	736,240
		1,517,240

	Paper Products: 0.49%
16,000	Boise Cascade Corp.	532,480
14,000	International Paper Co.	565,740
		1,098,220

	Pharmaceuticals: 1.69%
22,000	Bristol-Myers Squibb Co.	520,740
18,500	Johnson & Johnson	1,042,105
20,000	Merck & Co. Inc.	660,000
26,000	Pfizer, Inc.	795,600
20,000	Wyeth	748,000
		3,766,445

	Pollution Control/Waste Management: 0.51%
100,000	IMCO Recycling, Inc.*	1,140,000

	Precious Metals: 0.45%
65,000	Stillwater Mining Co.*	1,007,500

	Railroads: 1.44%
32,000	CSX Corp.	1,062,400
45,000	Norfolk Southern Corp.	1,338,300
14,000	Union Pacific Corp.	820,400
		3,221,100

	Real Estate Investment: 0.40%
60,000	HRPT Properties Trust	659,400
130,000	Jameson Inns, Inc.	231,400
		890,800

	Recreational Products: 1.84%
50,000	Action Performance Companies, Inc.	506,500
15,000	Brunswick Corp.	686,400
30,000	Callaway Golf Co.	317,100
150,000	Concord Camera Corp.*	279,000
20,000	Eastman Kodak Co.	644,400
30,000	K2, Inc.*	429,300
55,000	The Nautilus Group, Inc.	1,242,450
		4,105,150

	Restaurants: 0.31%
25,000	Landry's Restaurants, Inc.	682,250

	Retailers, Apparel: 1.69%
33,000	Abercrombie & Fitch Co. - Class A	1,039,500
30,000	American Eagle Outfitters, Inc.	1,105,500
15,000	AnnTaylor Stores Corp.*	351,000
20,000	Burlington Coat Factory Warehouse Corp.	424,600
100,000	Goody's Family Clothing, Inc.	842,000
		3,762,600

	Retailers, Broadline: 0.66%
24,000	J. C. Penney Company, Inc.	846,720
5,000	Nordstrom, Inc.	191,200
11,000	Sears, Roebuck and Co.	438,350
		1,476,270

	Retailers, Specialty: 2.08%
35,000	AutoNation, Inc.*	597,800
25,000	Jo-Ann Stores, Inc. - Class B*	701,000
13,000	Michaels Stores, Inc.	769,730
8,000	TBC Corp.*	178,720
29,000	The Home Depot, Inc.	1,136,800
60,000	Toys "R" Us, Inc.*	1,064,400
20,000	Trans World Entertainment Corp.*	195,400
		4,643,850

	Savings & Loans: 1.06%
16,000	FirstFed Financial Corp.*	782,080
2,000	Golden West Financial Corp.	221,900
26,840	PVF Capital Corp.	380,054
25,000	Washington Mutual, Inc.	977,000
		2,361,034

	Securities Brokers: 0.68%
10,000	Lehman Brothers Holdings, Inc.	797,200
7,500	The Bear Stearns Companies, Inc.	721,275
		1,518,475

	Semiconductor, Capital Equipment: 2.76%
35,000	Brooks Automation, Inc.*	495,250
40,000	Cohu, Inc.	591,200
50,000	Credence Systems Corp.*	360,000
75,000	Electroglas, Inc.*	223,500
90,000	Kulicke and Soffa Industries, Inc.*	508,500
37,500	Lam Research Corp.*	820,500
60,000	Mattson Technology, Inc.*	461,400
25,000	Novellus Systems, Inc.*	664,750
25,000	Teradyne, Inc.	335,000
35,976	Ultratech, Inc.*	563,744
20,000	Varian Semiconductor Equipment Associates, Inc.*	618,000
25,000	Veeco Instruments, Inc.*	524,250
		6,166,094

	Semiconductor, Graphics Chips: 0.77%
85,000	ESS Technology, Inc.*	582,250
30,000	NVIDIA Corp.*	435,600
40,001	Trident Microsystems, Inc.*	402,810
163,900	Tvia, Inc.*	245,850
205,288	Vialta, Inc. - Class A*	49,269
		1,715,779

	Semiconductor, Microprocessors: 3.04%
70,000	Advanced Micro Devices, Inc.*	910,000
75,000	Atmel Corp.*	271,500
80,000	Dataram Corp.*	532,800
45,600	Diodes, Inc.*	1,174,656
37,500	Integrated Silicon Solution, Inc.*	272,625
20,000	International Rectifier Corp.*	686,000
100,000	LSI Logic Corp.*	431,000
60,000	Micron Technology, Inc.*	721,800
40,000	National Semiconductor Corp.*	619,600
20,000	Siliconix, Inc.*	716,600
21,000	Texas Instruments, Inc.	446,880
		6,783,461

	Semiconductor, Programmable Logic Devices: 0.51%
42,500	Genesis Microchip, Inc.*	573,750
60,000	Integrated Device Tech, Inc.*	571,800
		1,145,550

	Software: 4.57%
100,000	ActivCard Corp.*	614,000
170,500	American Software, Inc. - Class A	1,026,410
134,100	Apropos Technology, Inc.*	417,051
17,000	Ascential Software Corp.*	228,990
29,500	Aspect Communications Corp.*	292,935
170,000	Blue Martini Software, Inc.*	464,100
53,100	CAM Commerce Solutions, Inc.*	758,799
100,000	Captaris, Inc.*	426,000
16,000	Click Commerce, Inc.*	81,920
145,000	Compuware Corp.*	746,750
188,286	Corio, Inc.*	293,726
26,000	Electronics for Imaging, Inc.*	422,240
100,000	Keynote Systems, Inc.*	1,416,000
56,827	NetManage, Inc.*	308,571
290,000	Peerless Systems Corp.*	385,700
48,100	Previo, Inc.*	2,405
155,000	Quovadx, Inc.*	296,050
150,000	Roxio, Inc.*	771,000
20,000	SafeNet, Inc.*	527,600
450,000	SEEC, Inc.*	134,550
75,000	Selectica, Inc.*	284,250
25,000	SonicWALL, Inc.*	169,000
200,000	VIA NET.WORKS, Inc.*	130,000
		10,198,047

	Steel: 0.88%
70,000	Ryerson Tull, Inc.	1,201,900
20,000	United States Steel Corp.	752,400
		1,954,300

	Tobacco: 1.03%
10,000	Altria Group, Inc.	470,400
65,000	Dimon, Inc.	382,850
13,500	Reynolds American, Inc.	918,540
13,000	UST, Inc.	523,380
		2,295,170

	Toys: 1.40%
25,000	Hasbro, Inc.	470,000
60,000	Mattel, Inc.	1,087,800
41,291	The Topps Co.	403,826
60,000	THQ, Inc.*	1,167,600
		3,129,226

	Transportation Equipment: 0.25%
18,000	Trinity Industries, Inc.	561,060

	Trucking: 0.45%
15,000	Arkansas Best Corp.	549,300
9,500	Yellow Roadway Corp.*	445,455
		994,755

	Wireless Communications: 1.32%
75,000	Brightpoint, Inc.*	1,290,000
27,500	Nextel Communications, Inc.*	655,600
35,000	Nokia Corp. ADR	480,200
93,333	Vyyo, Inc.*	526,398
		2,952,198

	Total Common Stocks (Cost $190,715,047)	$ 214,674,684

	WARRANTS: 0.01%

20,000	Air France ADR*
	Expiration July 2005, Exercise Price $20.00
	(Acquired 5/5/2004, Cost $18,752)	$ 19,400

Shares	SHORT-TERM INVESTMENTS: 2.69%

	Money Market Funds: 2.69%
52,385	Dreyfus Treasurey Prime Cash Management - Investor Class	52,385
5,947,159	SEI Daily Income Treasury Government - Class B	5,947,159
		5,999,544

	Total Short-Term Investments (Cost $5,999,544)	$ 5,999,544

	Total Investments in Securities (Cost $196,714,591): 98.89%	220,693,628
	Other Assets in Excess of Liabilities: 1.11%	2,481,500
	Net Assets: 100.00%	$ 223,175,128

* Non-income producing security.
# U.S. security of a foreign issuer.
ADR - American Depository Receipt.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/15/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/15/2004

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/16/2004

* Print the name and title of each signing officer under his or her signature.